Employee Benefit Plans - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2023 USD ($)
Other Benefits
Benefit payments, which include estimated future service, are expected to be paid by the company in the next 10years
2024	$ 154
2025	151
2026	149
2027	147
2028	146
2029-2033	716
U.S. | Pension Benefits
Benefit payments, which include estimated future service, are expected to be paid by the company in the next 10years
2024	886
2025	912
2026	904
2027	901
2028	877
2029-2033	4,248
Int'l. | Pension Benefits
Benefit payments, which include estimated future service, are expected to be paid by the company in the next 10years
2024	216
2025	210
2026	222
2027	228
2028	240
2029-2033	$ 1,266